Significant Accounting Policies Concentration of Risk (Details)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Significant Accounting Policies [Abstract]
Concentration Risk, Customer	0.1759	.23	.24
Accounts Receivable, Major Customer, Percentage	11.00%	13.00%
Disclosure on Geographic Areas, Revenue from External Customers Attributed to Foreign Countries, Percent	41.00%	46.00%	44.00%